Condensed Consolidating Financial Information - Condensed Consolidating Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended																		6 Months Ended				12 Months Ended
	Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Revenues	$ 38,429	[1]	$ 52,148	[2]	$ 72,077	$ 81,494	$ 83,958	[1]	$ 102,111	[2]	$ 130,929	$ 102,316	$ 82,724	$ 70,578	$ 63,975	$ 53,158	$ 37,560	$ 24,277	$ 90,577	[1]	$ 186,069	[1]	$ 339,640	[3]	$ 386,547	[3],[4]	$ 178,970	[4]
Cost of goods sold (including depreciation, depletion and amortization)	38,968	[1]	52,724	[2]			63,698	[1]	68,639	[2]									91,692	[1]	132,337	[1]	261,371	[3]	225,984	[3],[4]	95,884	[4]
Gross profit (loss)	(539)	[1]	(576)	[2]	9,443	15,094	20,260	[1]	33,472	[2]	48,610	46,676	38,865	26,412	26,704	21,289	19,736	15,357	(1,115)	[1]	53,732	[1]	78,269	[3]	160,563	[3],[4]	83,086	[4]
Operating costs and expenses:
General and administrative expenses	6,053	[1]	14,361	[2]			6,835	[1]	6,596	[2]									20,414	[1]	13,431	[1]	24,890	[3]	26,451	[3],[4]	19,096	[4]
Impairments and other expenses	102	[1]	33,747	[2]	1,941	23,718	0	[1]	0	[2]									33,849	[1]	0	[1]	25,659	[3]	0	[3],[4]	47	[4]
Accretion of asset retirement obligations	92	[1]	88	[2]			84	[1]	83	[2]									180	[1]	167	[1]	336	[3]	246	[3],[4]	228	[4]
Other operating income																							(12,310)	[3]	0	[3],[4]	0	[4]
Income (loss) from operations	(6,786)	[1]	(48,772)	[2]	14,784	(15,224)	13,341	[1]	26,793	[2]	41,415	40,401	32,120	19,930	20,883	15,690	15,151	11,991	(55,558)	[1]	40,134	[1]	39,694	[3]	133,866	[3],[4]	63,715	[4]
Other income (expense):
Earnings (loss) from consolidated affiliates	0		0				0		0										0		0		0		0		0
Interest expense	(3,972)	[1]	(3,581)	[2]			(2,984)	[1]	(3,317)	[2]									(7,553)	[1]	(6,301)	[1]	(13,903)	[3]	(9,946)	[3],[4]	(3,671)	[4]
Net income (loss)	(10,758)	[1]	(52,353)	[2]	$ 10,620	$ (18,662)	10,357	[1]	23,476	[2]	$ 38,305	$ 37,290	$ 29,805	$ 18,520	$ 19,513	$ 14,417	$ 14,437	$ 11,677	(63,111)	[1]	33,833	[1]	25,791	[3]	123,920	[3],[4]	60,044	[4]
(Income) loss attributable to non-controlling interest	20	[1]	23	[2]			2	[1]	(169)	[2]									43	[1]	(167)	[1]	(145)	[3]	(955)	[3],[4]	(274)	[4]
Net income (loss) attributable to Hi-Crush Partners LP	(10,738)	[1]	(52,330)	[2]			10,359	[1]	23,307	[2]									(63,068)	[1]	33,666	[1]	25,646	[3]	122,965	[3],[4]	59,770	[4]
Reportable Legal Entities | Parent
Condensed Income Statements, Captions [Line Items]
Revenues	0		0				0		0										0		0		0		0		0
Cost of goods sold (including depreciation, depletion and amortization)	0		0				0		0										0		0		0		0		0
Gross profit (loss)	0		0				0		0										0		0		0		0		0
Operating costs and expenses:
General and administrative expenses	2,188		2,340				2,218		2,637										4,528		4,855		8,717		13,624		9,729
Impairments and other expenses	0		0																0				0				0
Accretion of asset retirement obligations	0		0				0		0										0		0		0		0		0
Other operating income																							0
Income (loss) from operations	(2,188)		(2,340)				(2,218)		(2,637)										(4,528)		(4,855)		(8,717)		(13,624)		(9,729)
Other income (expense):
Earnings (loss) from consolidated affiliates	(4,853)		(46,533)				15,552		29,202										(51,386)		44,754		47,922		146,339		72,984
Interest expense	(3,697)		(3,457)				(2,975)		(3,258)										(7,154)		(6,233)		(13,559)		(9,750)		(3,485)
Net income (loss)	(10,738)		(52,330)				10,359		23,307										(63,068)		33,666		25,646		122,965		59,770
(Income) loss attributable to non-controlling interest	0		0				0		0										0		0		0		0		0
Net income (loss) attributable to Hi-Crush Partners LP	(10,738)		(52,330)				10,359		23,307										(63,068)		33,666		25,646		122,965		59,770
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues	42,444		56,685				82,260		94,167										99,129		176,427		324,703		336,463		141,742
Cost of goods sold (including depreciation, depletion and amortization)	43,716		56,324				64,681		69,290										100,040		133,971		257,970		225,728		74,539
Gross profit (loss)	(1,272)		361				17,579		24,877										(911)		42,456		66,733		110,735		67,203
Operating costs and expenses:
General and administrative expenses	2,669		10,811				2,841		2,963										13,480		5,804		11,201		10,883		6,476
Impairments and other expenses	95		33,747																33,842				25,489				47
Accretion of asset retirement obligations	37		36				34		34										73		68		136		126		117
Other operating income																							(12,310)
Income (loss) from operations	(4,073)		(44,233)				14,704		21,880										(48,306)		36,584		42,217		99,726		60,563
Other income (expense):
Earnings (loss) from consolidated affiliates	0		0				0		0										0		0		0		0		0
Interest expense	(71)		(37)				(3)		(26)										(108)		(29)		(93)		(62)		(37)
Net income (loss)	(4,144)		(44,270)				14,701		21,854										(48,414)		36,555		42,124		99,664		60,526
(Income) loss attributable to non-controlling interest	0		0				0		0										0		0		0		0		0
Net income (loss) attributable to Hi-Crush Partners LP	(4,144)		(44,270)				14,701		21,854										(48,414)		36,555		42,124		99,664		60,526
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues	7,310		1,378				8,346		19,525										8,688		27,871		44,085		89,208		41,630
Cost of goods sold (including depreciation, depletion and amortization)	6,423		2,021				7,695		10,380										8,444		18,075		33,846		39,523		24,798
Gross profit (loss)	887		(643)				651		9,145										244		9,796		10,239		49,685		16,832
Operating costs and expenses:
General and administrative expenses	1,196		1,210				1,776		996										2,406		2,772		4,972		1,944		2,891
Impairments and other expenses	7		0																7				170				0
Accretion of asset retirement obligations	55		52				50		49										107		99		200		120		111
Other operating income																							0
Income (loss) from operations	(371)		(1,905)				(1,175)		8,100										(2,276)		6,925		4,897		47,621		13,830
Other income (expense):
Earnings (loss) from consolidated affiliates	0		0				0		0										0		0		0		0		0
Interest expense	(204)		(87)				(6)		(33)										(291)		(39)		(251)		(134)		(149)
Net income (loss)	(575)		(1,992)				(1,181)		8,067										(2,567)		6,886		4,646		47,487		13,681
(Income) loss attributable to non-controlling interest	20		23				2		(169)										43		(167)		(145)		(955)		(274)
Net income (loss) attributable to Hi-Crush Partners LP	(555)		(1,969)				(1,179)		7,898										(2,524)		6,719		4,501		46,532		13,407
Eliminations
Condensed Income Statements, Captions [Line Items]
Revenues	(11,325)		(5,915)				(6,648)		(11,581)										(17,240)		(18,229)		(29,148)		(39,124)		(4,402)
Cost of goods sold (including depreciation, depletion and amortization)	(11,171)		(5,621)				(8,678)		(11,031)										(16,792)		(19,709)		(30,445)		(39,267)		(3,453)
Gross profit (loss)	(154)		(294)				2,030		(550)										(448)		1,480		1,297		143		(949)
Operating costs and expenses:
General and administrative expenses	0		0				0		0										0		0		0		0		0
Impairments and other expenses	0		0																0				0				0
Accretion of asset retirement obligations	0		0				0		0										0		0		0		0		0
Other operating income																							0
Income (loss) from operations	(154)		(294)				2,030		(550)										(448)		1,480		1,297		143		(949)
Other income (expense):
Earnings (loss) from consolidated affiliates	4,853		46,533				(15,552)		(29,202)										51,386		(44,754)		(47,922)		(146,339)		(72,984)
Interest expense	0		0				0		0										0		0		0		0		0
Net income (loss)	4,699		46,239				(13,522)		(29,752)										50,938		(43,274)		(46,625)		(146,196)		(73,933)
(Income) loss attributable to non-controlling interest	0		0				0		0										0		0		0		0		0
Net income (loss) attributable to Hi-Crush Partners LP	$ 4,699		$ 46,239				$ (13,522)		$ (29,752)										$ 50,938		$ (43,274)		$ (46,625)		$ (146,196)		$ (73,933)

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.